GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 8,874,143
Stockholders' deficiency	8,149,621	$ 5,707,156	$ 3,521,860
Cash used in operating activities	$ 1,839,086	$ 1,244,483